Note 14 - Capital Lease Obligations (Table)	12 Months Ended
Dec. 31, 2010
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47

Estimated future lease payments	270

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	222

Less current portion of capital lease obligations	(105)

Long-term portion of capital lease obligations	117